Equity Award Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Option Activity under the Plan
The following table summarizes option activity under the Plan and related information (in thousands, except share, per share and contractual life amounts):

		Options Outstanding
	Shares Available for Grant	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance—December 31, 2015	833,319	8,352,659	$7.72	8.4	$93,575
Additional shares authorized	2,030,000	—	—
Options granted	(2,319,385)	2,319,385	$17.42
Restricted stock units granted	(1,042,000)	—	—
Options forfeited	653,434	(653,434)	$10.10
Options exercised	—	(431,095)	$2.53
Balance—December 31, 2016	155,368	9,587,515	$10.13	8.0	$61,865
Additional shares authorized	5,926,134	—	—
Options granted	(549,236)	549,236	$20.05
Restricted stock units granted	(2,354,793)	—	—
Restricted stock units forfeited	37,415	—	—
Options forfeited	517,255	(517,255)	$14.58
Options exercised	—	(305,863)	$5.32
Balance—December 31, 2017	3,732,143	9,313,633	$10.63	7.2	$198,012
Options vested and expected to vest—December 31, 2017		9,313,633	$10.63	7.2	$198,012
Options vested and exercisable—December 31, 2017		5,675,785	$8.40	6.5	$133,316

Schedule of RSU Activity under the Plan
The following table summarizes RSU activity under the Plan and related information (in thousands, except share, per share and contractual life amounts):

	RSUs Outstanding
	Number of Shares	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance—December 31, 2015	1,069,526	$9.06	2.7	$20,235
RSUs granted	1,042,000	$19.44
RSUs vested	(212,903)	$8.39
Balance—December 31, 2016	1,898,623	$14.83	1.7	$30,720
RSUs granted	2,354,793	$25.20
RSUs forfeited	(37,415)	$20.44
Balance—December 31, 2017	4,216,001	$20.57	1.7	$134,448
RSUs vested and expected to vest—December 31, 2017	4,216,001	$20.57	1.7	$134,448

Schedule of Stock-based Compensation Expense for Employees and Non-Employees
Stock-based compensation expense for both employees and non-employees included in the accompanying consolidated statements of operations is as follows (in thousands):

	Year Ended December 31,
	2015	2016	2017
Cost of revenue:
Product	$16	$30	$103
Maintenance and professional services	391	1,123	2,291
Research and development	1,101	2,311	6,213
Sales and marketing	2,245	8,084	14,451
General and administrative	4,959	5,286	19,538
Total	$8,712	$16,834	$42,596

Schedule of Assumptions Used to Determine Grant Date Fair Value of Employee Stock Options
The assumptions used to determine the grant date fair value of employee stock options and ESPP purchase rights for the periods presented are as follows:

	Year Ended December 31,
	2015	2016	2017
Employee Stock Options
Fair value of common stock	$8.32 – $18.92	$15.78 – $21.56	$16.73 – $31.16
Risk-free interest rate	0.0% – 2.0%	1.2% – 2.1%	1.9% – 2.2%
Expected term (in years)	0.1 – 6.2	6.0 – 8.1	6.0 – 6.1
Volatility	24% – 50%	47% – 51%	46% – 49%
Dividend yield	—%	—%	—%
Employee Stock Purchase Plan
Fair value of common stock	$—	$—	$6.86
Risk-free interest rate	—%	—%	1.4%
Expected term (in years)	0	0	0.52
Volatility	—%	—%	29.9%
Dividend yield	—%	—%	—%